Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
335,156	Schwab U.S. TIPS ETF	$ 19,274,821	6.8
49,689	Vanguard Real Estate ETF	3,470,777	1.2

	Total Exchange-Traded Funds
	(Cost $21,988,614)	22,745,598	8.0

MUTUAL FUNDS: 91.5%
	Affiliated Investment Companies: 91.5%
1,074,066	Voya Floating Rate Fund - Class I	8,592,527	3.0
964,985	Voya Global Bond Fund - Class R6	8,607,666	3.0
305,739	Voya High Yield Bond Fund - Class R6	2,146,288	0.8
5,548,356	Voya Intermediate Bond Fund - Class R6	56,093,877	19.8
891,972	Voya Large Cap Value Fund - Class R6	8,250,737	2.9
381,243	Voya Large-Cap Growth Fund - Class R6	15,760,605	5.6
566,289	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,362,761	1.9
2,577,485	Voya Multi-Manager International Factors Fund - Class I	19,124,940	6.8
3,959,044	Voya Short Term Bond Fund - Class R6	37,808,872	13.4
1,749,793	Voya Strategic Income Opportunities Fund - Class R6	15,975,611	5.6
629,303	Voya U.S. Bond Index Portfolio - Class I	7,041,904	2.5
982,764	Voya U.S. High Dividend Low Volatility Fund - Class R6	9,591,777	3.4
500,529	Voya U.S. Stock Index Portfolio - Class I	6,832,220	2.4
2,803,697	VY® BrandywineGLOBAL - Bond Portfolio - Class I	29,859,370	10.6
1,066,858	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	27,631,630	9.8

	Total Mutual Funds
	(Cost $274,794,918)	258,680,785	91.5

	Total Investments in Securities (Cost $296,783,532)	$ 281,426,383	99.5
	Assets in Excess of Other Liabilities	1,457,095	0.5
	Net Assets	$ 282,883,478	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 22,745,598	$ –	$ –	$ 22,745,598
Mutual Funds	258,680,785	–	–	258,680,785
Total Investments, at fair value	$ 281,426,383	$ –	$ –	$ 281,426,383
Other Financial Instruments+
Futures	977,710	–	–	977,710
Total Assets	$ 282,404,093	$ –	$ –	$ 282,404,093
Liabilities Table
Other Financial Instruments+
Futures	$ (612,131)	$ –	$ –	$ (612,131)
Total Liabilities	$ (612,131)	$ –	$ –	$ (612,131)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$9,985,490	$877,361	$(862,083)	$(1,408,241)	$8,592,527	$110,789	$(75,162)	$-
Voya Global Bond Fund - Class R6	9,887,192	261,199	(825,301)	(715,424)	8,607,666	110,405	27,767	-
Voya High Yield Bond Fund - Class R6	-	2,026,328	(17,351)	137,311	2,146,288	3,933	(75)	-
Voya Intermediate Bond Fund - Class R6	63,270,541	1,056,841	(6,651,314)	(1,582,191)	56,093,877	555,898	204,047	-
Voya Large Cap Value Fund - Class R6	10,055,500	1,593,478	(842,037)	(2,556,204)	8,250,737	-	(148,621)	-
Voya Large-Cap Growth Fund - Class R6	19,334,143	388,668	(1,372,614)	(2,589,592)	15,760,605	-	(43,567)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,853,688	779,692	(531,195)	(1,739,424)	5,362,761	-	(68,918)	-
Voya Multi-Manager International Factors Fund - Class I	23,505,434	2,201,756	(1,172,777)	(5,409,473)	19,124,940	-	(156,546)	-
Voya Short Term Bond Fund - Class R6	45,816,462	432,858	(7,223,268)	(1,217,180)	37,808,872	260,081	(174,461)	-
Voya Strategic Income Opportunities Fund - Class R6	18,106,437	1,297,580	(1,522,181)	(1,906,225)	15,975,611	165,856	(20,692)	-
Voya U.S. Bond Index Portfolio - Class I	8,153,488	83,288	(1,278,072)	83,200	7,041,904	52,259	125,803	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	11,599,694	1,674,613	(1,089,116)	(2,593,414)	9,591,777	-	8,792	-
Voya U.S. Stock Index Portfolio - Class I	8,360,787	1,269,969	(1,226,114)	(1,572,422)	6,832,220	-	(15,868)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	34,252,124	129,903	(4,661,010)	138,353	29,859,370	-	249,720	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	33,282,338	488,137	(2,151,821)	(3,987,024)	27,631,630	-	159,565	-
	$302,463,318	$14,561,671	$(31,426,254)	$(26,917,950)	$258,680,785	$1,259,221	$71,784	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	48	06/19/20	$ 2,754,240	$ 349,024
S&P 500® E-Mini	21	06/19/20	2,698,185	135,374
U.S. Treasury Ultra Long Bond	25	06/19/20	5,546,875	493,312
			$ 10,999,300	$ 977,710
Short Contracts:
Mini MSCI EAFE Index	(70)	06/19/20	(5,457,550)	(429,065)
U.S. Treasury 10-Year Note	(40)	06/19/20	(5,547,500)	(183,066)
			$ (11,005,050)	$ (612,131)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $301,938,337.

  Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 5,045,525
Gross Unrealized Depreciation	(25,191,900)
Net Unrealized Depreciation	$(20,146,375)